U.S. SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1    Name and address of issuer:    The Hanover Investment Funds, Inc.
                                    237 Park Avenue
                                    New York, NY  10017

2    Name of each series or class of funds for which this notice is filed:

     The Short Term U.S. Government Fund      The Small Capitalization Growth
                                                Fund
     The U.S. Government Securities Fund      The American Value Fund
     The Tax Free Income Fund                 The New Jersey Tax Free Income
                                                Fund
     The New York Tax Free Income Fund        The International Equity Fund
     The Blue Chip Growth Fund                The International Bond Fund

3    Investment Company Act File Number:      811-7328

     Securities Act File Number:              33-54012

4    Last day of fiscal year for which
     this notice is filed:                    November 30, 1995

5    Check box if this notice is being filed more than
     180 days after the close of issuer's fiscal year
     for purposes of reporting securities sold after
     the close of the fiscal year but before
     termination of the issuer's 24f-2 declaration      __________________

6    Date of termination of issuer's
     declaration under rule 24f-2(a)(1),
     if applicable:                           Not applicable

7    Number and amount of securities of the same class or
     series which had been registered under the Securities
     Act of 1933 other than pursuant to rule 24f-2 in a
     prior fiscal year, but which remained unsold at the
     beginning of the fiscal year:                   None

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                              None

9 Number and aggregate sale price of securities sold during the fiscal year:

                                                   Shares         Amounts
                                                   _____          ______
    The Short Term U.S. Government Fund            1,600,521      $15,568,521
    The U.S. Government Securities Fund            1,565,032       15,166,036
    The Tax Free Income Fund                              --               --
    The New York Tax Free Income Fund                     --               --
    The Blue Chip Growth Fund                      1,180,600       13,503,924


9 Number and aggregate sale prices of securities sold during the fiscal year (continued):

                                                   Shares         Amounts
                                                   _____           ______
     The Small Capitalization Growth Fund          1,651,930      $16,956,383
     The American Value Fund                         717,505        7,267,885
     The New Jersey Tax Free Income Fund                  --               --
     The International Equity Fund                        --               --
     The International Bond Fund                          --               --
                                                   6,715,588      $68,462,749

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     The Hanover Investment Funds, Inc.            6,715,588      $68,462,749

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     The Short Term U.S. Government Fund              40,865         $394,455
     The U.S. Government Securities Fund              13,955          136,120
     The Tax Free Income Fund                             --               --
     The New York Tax Free Income Fund                    --               --
     The Blue Chip Growth Fund                         3,996           41,014
     The Small Capitalization Growth Fund                 --               --
     The American Value Fund                           4,188           44,599
     The New Jersey Tax Free Income Fund                  --               --
     The International Equity Fund                        --               --
     The International Bond Fund                          __               __


                                                      63,004         $616,188

12   Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10)                   $68,462,749

     (ii)  Aggregate price of shares issued
           in connection with dividend reinvestment
           plans (from item 11, if applicable):                       616,188

     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
          (if applicable):                                         72,037,897

     (iv)  Aggregate price of shares redeemed
           or repurchased and previously applied
           as a reduction to filing fees pursuant
           to rule 24e-2 (if applicable):                                    0

     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 (line (i), plus
           line (ii), less line (iii), plus line (iv))             (2,958,960)

     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation                             1/29 of 1%

     (vii) Fee due (line (i) or line (v) multiplied
           by line (vi)):                                           no fee due

13   Check box if fees are being remitted to the
     Commission's lockbox depository as described
     in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a:)           ________________

     Date of mailing or wire transfer of filing
     fees to the Commission's lockbox depository:              Not applicable

_______________________________
          SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)               /s/ Donald E. Brostrom
                                           Donald E. Brostrom, Asst. Treasurer

Date  January 26, 1996